Loans Receivable (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Loans Receivable Held for Investment

Loans receivable held for investment consist of the following:

	June 30, 2014	December 31, 2013
	(In thousands)
Residential	$533,330	$529,777
Commercial and industrial	16,002	21,591
Commercial real estate:
Land and construction	105,989	92,050
Multi-family	266,394	281,917
Retail/office	142,007	154,075
Other commercial real estate	156,246	174,313
Consumer:
Education	118,300	129,520
Other consumer	231,625	238,311

Total unpaid principal balance	1,569,893	1,621,554
Undisbursed loan proceeds(1)	(12,182)	(10,322)
Unamortized loan fees, net	(1,568)	(1,722)
Unearned interest	(5)	(4)

Total loan contra balances	(13,755)	(12,048)

Loans held for investment	1,556,138	1,609,506
Allowance for loan losses	(49,175)	(65,182)

Loans held for investment, net	$1,506,963	$1,544,324

(1)	Undisbursed loan proceeds are funds to be released upon a draw request approved by the Corporation.

Loans receivable held for investment consist of the following:

	December 31,	March 31,
	2013	2013
	(In thousands)
Residential	$529,777	$547,720
Commercial and industrial	21,591	30,574
Commercial real estate:
Land and construction	92,050	111,953
Multi-family	281,917	287,447
Retail/office	154,075	198,686
Other commercial real estate	174,313	172,857
Consumer:
Education	129,520	166,429
Other consumer	238,311	247,530

Total unpaid principal balance	1,621,554	1,763,196
Undisbursed loan proceeds (1)	(10,322)	(10,997)
Unamortized loan fees, net	(1,722)	(1,838)
Unearned interest	(4)	(3)

Total loan contra balances	(12,048)	(12,838)

Loans held for investment	1,609,506	1,750,358
Allowance for loan losses	(65,182)	(79,815)

Loans held for investment, net	$1,544,324	$1,670,543

(1)	Undisbursed loan proceeds are funds to be released upon a draw request approved by the Corporation.

Allowance for Loan Losses by Component

The following table presents the allowance for loan losses by component:

	June 30, 2014	December 31, 2013
	(In thousands)
General reserve	$33,633	$35,844
Substandard reserve	10,040	6,225
Specific reserve	5,502	23,113

Total allowance for loan losses	$49,175	$65,182

The following table presents the allowance for loan losses by component:

	December 31,	March 31,
	2013	2013
	(In thousands)
General reserve:
General component	$35,844	$38,641
Substandard loan component	6,225	12,082
Specific reserve	23,113	29,092

Total allowance for loan losses	$65,182	$79,815

Unpaid Principal Balance of Loans by Risk Category

The following table presents the unpaid principal balance of loans by risk category:

	June 30, 2014	December 31, 2013
	(In thousands)
Pass	$1,484,701	$1,460,457
Special mention	2,693	24,203

Total pass and special mention rated loans	1,487,394	1,484,660
Substandard rated loans, excluding TDR accrual(1)	29,083	35,310
Troubled debt restructurings—accrual	11,249	33,087
Non-accrual	42,167	68,497

Total impaired loans	53,416	101,584

Total unpaid principal balance	$1,569,893	$1,621,554

(1)	Includes residential and consumer loans identified as substandard that are not necessarily on non-accrual.

The following table presents the unpaid principal balance of loans by risk category:

	December 31,	March 31,
	2013	2013
	(In thousands)
Pass	$1,460,457	$1,497,361
Special mention	24,203	33,363

Total pass and special mention rated loans	1,484,660	1,530,724
Substandard rated loans, excluding TDR accrual (1)	35,310	72,117
Troubled debt restructurings—accrual	33,087	41,565
Non-accrual	68,497	118,790

Total impaired loans	101,584	160,355

Total unpaid principal balance	$1,621,554	$1,763,196

(1)	Includes residential and consumer loans identified as substandard, that are not necessarily on non-accrual.

Allowance for Loan Losses by Portfolio Segment

The following table presents activity in the allowance for loan losses by portfolio segment:

For the Three Months Ended:	Residential	Commercial and Industrial	Commercial Real Estate	Consumer	Total
	(In thousands)
June 30, 2014
Beginning balance	$9,378	$4,938	$35,043	$4,138	$53,497
Provision	1,388	911	(3,383)	1,084	—
Charge-offs	(566)	(3,633)	(1,141)	(291)	(5,631)
Recoveries	125	380	651	153	1,309

Ending balance	$10,325	$2,596	$31,170	$5,084	$49,175

June 30, 2013
Beginning balance	$14,525	$7,072	$54,581	$3,637	$79,815
Provision	2,099	(974)	(2,180)	1,330	275
Charge-offs	(1,665)	(411)	(2,199)	(907)	(5,182)
Recoveries	163	155	604	42	964

Ending balance	$15,122	$5,842	$50,806	$4,102	$75,872

For the Six Months Ended:	Residential	Commercial and Industrial	Commercial Real Estate	Consumer	Total
	(In thousands)
June 30, 2014
Beginning balance	$13,059	$6,402	$42,065	$3,656	$65,182
Provision	(1,428)	373	(1,551)	2,606	—
Charge-offs	(1,662)	(4,955)	(11,902)	(1,435)	(19,954)
Recoveries	356	776	2,558	257	3,947

Ending balance	$10,325	$2,596	$31,170	$5,084	$49,175

June 30, 2013
Beginning balance	$12,174	$6,591	$62,269	$2,727	$83,761
Provision	6,296	99	(9,995)	4,550	950
Charge-offs	(3,529)	(1,135)	(3,512)	(3,320)	(11,496)
Recoveries	181	287	2,044	145	2,657

Ending balance	$15,122	$5,842	$50,806	$4,102	$75,872

The following table presents activity in the allowance for loan losses by portfolio segment:

	Residential	Commercial and Industrial	Commercial Real Estate	Consumer	Total
	(In thousands)
For Nine Months Ended:
December 31, 2013
Beginning balance	$14,525	$7,072	$54,581	$3,637	$79,815
Provision	2,224	(599)	(2,942)	1,592	275
Charge-offs	(4,419)	(864)	(13,100)	(1,903)	(20,286)
Recoveries	729	793	3,526	330	5,378

Ending balance	$13,059	$6,402	$42,065	$3,656	$65,182

December 31, 2012 (Unaudited)
Beginning balance	$13,027	$10,568	$85,153	$2,467	$111,215
Provision	2,217	(2,544)	4,708	2,677	7,058
Charge-offs	(4,795)	(2,759)	(32,952)	(2,533)	(43,039)
Recoveries	1,725	1,326	5,360	116	8,527

Ending balance	$12,174	$6,591	$62,269	$2,727	$83,761

For the Fiscal Year Ended:
March 31, 2013
Beginning balance	$13,027	$10,568	$85,153	$2,467	$111,215
Provision	6,414	(1,471)	(3,107)	5,897	7,733
Charge-offs	(6,659)	(3,483)	(34,265)	(4,946)	(49,353)
Recoveries	1,743	1,458	6,800	219	10,220

Ending balance	$14,525	$7,072	$54,581	$3,637	$79,815

March 31, 2012
Beginning balance	$20,487	$19,541	$106,445	$3,649	$150,122
Provision	(2,546)	4,180	30,869	1,384	33,887
Charge-offs	(6,625)	(14,993)	(57,685)	(3,259)	(82,562)
Recoveries	1,711	1,840	5,524	693	9,768

Ending balance	$13,027	$10,568	$85,153	$2,467	$111,215

Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Segment and Based on Impairment Method

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method:

	Residential	Commercial and Industrial	Commercial Real Estate	Consumer	Total
	(In thousands)
June 30, 2014
Allowance for loan losses:
Associated with impaired loans	$816	$202	$4,050	$434	$5,502
Associated with all other loans	9,509	2,394	27,120	4,650	43,673

Total	$10,325	$2,596	$31,170	$5,084	$49,175

Loans:
Impaired loans individually evaluated	$10,215	$995	$40,355	$1,851	$53,416
All other loans	523,115	15,007	630,281	348,074	1,516,477

Total	$533,330	$16,002	$670,636	$349,925	$1,569,893

December 31, 2013
Allowance for loan losses:
Associated with impaired loans	$2,375	$1,745	$18,516	$477	$23,113
Associated with all other loans	10,684	4,657	23,549	3,179	42,069

Total	$13,059	$6,402	$42,065	$3,656	$65,182

Loans:
Impaired loans individually evaluated	$19,060	$2,314	$77,047	$3,163	$101,584
All other loans	510,717	19,277	625,308	364,668	1,519,970

Total	$529,777	$21,591	$702,355	$367,831	$1,621,554

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2013 and March 31, 2013:

	Residential	Commercial and Industrial	Commercial Real Estate	Consumer	Total
	(In thousands)
December 31, 2013
Allowance for loan losses:
Associated with impaired loans	$2,375	$1,745	$18,516	$477	$23,113
Associated with all other loans	10,684	4,657	23,549	3,179	42,069

Total	$13,059	$6,402	$42,065	$3,656	$65,182

Loans:
Impaired loans individually evaluated	$19,060	$2,314	$77,047	$3,163	$101,584
All other loans	510,717	19,277	625,308	364,668	1,519,970

Total	$529,777	$21,591	$702,355	$367,831	$1,621,554

March 31, 2013
Allowance for loan losses:
Associated with impaired loans	$7,038	$2,508	$19,182	$364	$29,092
Associated with all other loans	7,487	4,564	35,399	3,273	50,723

Total	$14,525	$7,072	$54,581	$3,637	$79,815

Loans:
Impaired loans individually evaluated	$37,378	$3,760	$114,540	$4,677	$160,355
All other loans	510,342	26,814	656,403	409,282	1,602,841

Total	$547,720	$30,574	$770,943	$413,959	$1,763,196

Impaired Loans Segregated by Loans with No Specific Allowance and Loans with Allowance by Class of Loans

The following table presents impaired loans segregated by loans with no specific allowance and loans with an allowance by class of loans. The carrying amounts represent the unpaid principal balance less the associated allowance. The interest income recognized column represents all interest income recorded either on a cash or accrual basis after the loan became impaired.

	Unpaid Principal Balance	Associated Allowance	Carrying Amount	Average Carrying Amount(1)	Year-to-Date Interest Income Recognized
	(In thousands)
June 30, 2014
With no specific allowance recorded:
Residential	$5,555	$—	$5,555	$6,114	$63
Commercial and industrial	688	—	688	2,167	53
Land and construction	11,531	—	11,531	15,391	339
Multi-family	6,446	—	6,446	5,892	305
Retail/office	3,385	—	3,385	4,794	96
Other commercial real estate	8,425	—	8,425	9,110	347
Education	209	—	209	274	—
Other consumer	1,049	—	1,049	1,446	25

Subtotal	37,288	—	37,288	45,188	1,228

With an allowance recorded(2):
Residential	$4,660	$816	$3,844	$4,028	$111
Commercial and industrial	307	202	105	775	26
Land and construction	7,875	3,585	4,290	5,199	114
Multi-family	451	95	356	350	7
Retail/office	1,339	250	1,089	1,284	6
Other commercial real estate	903	120	783	783	44
Education(3)	—	—	—	—	—
Other consumer	593	434	159	410	13

Subtotal	16,128	5,502	10,626	12,829	321

Total
Residential	$10,215	$816	$9,399	$10,142	$174
Commercial and industrial	995	202	793	2,942	79
Land and construction	19,406	3,585	15,821	20,590	453
Multi-family	6,897	95	6,802	6,242	312
Retail/office	4,724	250	4,474	6,078	102
Other commercial real estate	9,328	120	9,208	9,893	391
Education(3)	209	—	209	274	—
Other consumer	1,642	434	1,208	1,856	38

	$53,416	$5,502	$47,914	$58,017	$1,549

	Unpaid Principal Balance	Associated Allowance	Carrying Amount	Average Carrying Amount(1)	Nine Months Ended December 31, 2013 Interest Income Recognized
	(In thousands)
December 31, 2013
With no specific allowance recorded:
Residential	$3,751	$—	$3,751	$4,032	$43
Commercial and industrial	60	—	60	79	39
Land and construction	4,311	—	4,311	4,707	91
Multi-family	9,848	—	9,848	5,845	221
Retail/office	6,896	—	6,896	7,659	210
Other commercial real estate	9,216	—	9,216	9,737	456
Education	0	—	—	—	—
Other consumer	343	—	343	631	87

Subtotal	34,425	—	34,425	32,690	1,147

With an allowance recorded(2):
Residential	$15,309	$2,375	$12,934	$13,140	$422
Commercial and industrial	2,254	1,745	509	658	44
Land and construction	20,418	7,512	12,906	15,193	252
Multi-family	14,312	3,693	10,619	6,286	228
Retail/office	9,347	6,925	2,422	4,948	128
Other commercial real estate	2,699	386	2,313	2,270	99
Education(3)	276	—	276	338	—
Other consumer	2,544	477	2,067	2,211	105

Subtotal	67,159	23,113	44,046	45,044	1,278

Total
Residential	$19,060	$2,375	$16,685	$17,172	$465
Commercial and industrial	2,314	1,745	569	737	83
Land and construction	24,729	7,512	17,217	19,900	343
Multi-family	24,160	3,693	20,467	12,131	449
Retail/office	16,243	6,925	9,318	12,607	338
Other commercial real estate	11,915	386	11,529	12,007	555
Education(3)	276	—	276	338	—
Other consumer	2,887	477	2,410	2,842	192

	$101,584	$23,113	$78,471	$77,734	$2,425

(1)	Calculated on a trailing 12 month basis for June 30, 2014, and a trailing 9 month basis for December 31, 2013.
(2)	Includes ratio-based allowance for loan losses of $0.7 million and $2.1 million associated with loans totaling $2.1 million and $12.5 million at June 30, 2014, and December 31, 2013, respectively, for which individual reviews have not been completed but an allowance established based on the ratio of allowance for loan losses to unpaid principal balance for the loans individually reviewed, by class of loan.
(3)	Excludes the guaranteed portion of education loans 90+ days past due with unpaid principal balance of $6,767 and $8,930 and average carrying amounts totaling $9,787 and $13,730 at June 30, 2014, and December 31, 2013, respectively, that are not considered impaired based on a guarantee provided by government agencies.

The following table presents impaired loans segregated by loans with no specific allowance and loans with an allowance by class of loans as of December 31, 2013 and March 31, 2013. The carrying amounts represent the unpaid principal balance less the associated allowance. Interest income is recognized on a cash basis during the periods presented.

	Unpaid Principal Balance	Associated Allowance	Carrying Amount	Average Carrying Amount (1)	Nine Months Ended December 31, 2013 Interest Income Recognized
	(In thousands)
December 31, 2013
With no specific allowance recorded:
Residential	$3,751	$—	$3,751	$4,032	$43
Commercial and industrial	60	—	60	79	39
Land and construction	4,311	—	4,311	4,707	91
Multi-family	9,848	—	9,848	5,845	221
Retail/office	6,896	—	6,896	7,659	210
Other commercial real estate	9,216	—	9,216	9,737	456
Education	—	—	—	—	—
Other consumer	343	—	343	631	87

Subtotal	34,425	—	34,425	32,690	1,147

With an allowance recorded (2):
Residential	15,309	2,375	12,934	13,140	422
Commercial and industrial	2,254	1,745	509	658	44
Land and construction	20,418	7,512	12,906	15,193	252
Multi-family	14,312	3,693	10,619	6,286	228
Retail/office	9,347	6,925	2,422	4,948	128
Other commercial real estate	2,699	386	2,313	2,270	99
Education (3)	276	—	276	338	—
Other consumer	2,544	477	2,067	2,211	105

Subtotal	67,159	23,113	44,046	45,044	1,278

Total
Residential	19,060	2,375	16,685	17,172	465
Commercial and industrial	2,314	1,745	569	737	83
Land and construction	24,729	7,512	17,217	19,900	343
Multi-family	24,160	3,693	20,467	12,131	449
Retail/office	16,243	6,925	9,318	12,607	338
Other commercial real estate	11,915	386	11,529	12,007	555
Education (3)	276	—	276	338	—
Other consumer	2,887	477	2,410	2,842	192

	$101,584	$23,113	$78,471	$77,734	$2,425

	Unpaid Principal Balance	Associated Allowance	Carrying Amount	Average Carrying Amount (1)	Fiscal Year to Date Interest Income Recognized
	(In thousands)
March 31, 2013
With no specific allowance recorded:
Residential	$11,545	$—	$11,545	$12,655	$448
Commercial and industrial	280	—	280	1,020	75
Land and construction	9,982	—	9,982	21,678	189
Multi-family	12,217	—	12,217	14,826	400
Retail/office	6,913	—	6,913	15,810	350
Other commercial real estate	13,365	—	13,365	19,378	691
Education	—	—	—	—	—
Other consumer	531	—	531	665	62

Subtotal	54,833	—	54,833	86,032	2,215

With an allowance recorded (2):
Residential	25,833	7,038	18,795	23,509	611
Commercial and industrial	3,480	2,508	972	1,556	78
Land and construction	23,492	6,552	16,940	19,024	659
Multi-family	15,448	4,261	11,187	13,918	722
Retail/office	14,505	3,312	11,193	19,553	519
Other commercial real estate	18,618	5,057	13,561	19,545	632
Education (3)	424	1	423	615	—
Other consumer	3,722	363	3,359	6,167	293

Subtotal	105,522	29,092	76,430	103,887	3,514

Total
Residential	37,378	7,038	30,340	36,164	1,059
Commercial and industrial	3,760	2,508	1,252	2,576	153
Land and construction	33,474	6,552	26,922	40,702	848
Multi-family	27,665	4,261	23,404	28,744	1,122
Retail/office	21,418	3,312	18,106	35,363	869
Other commercial real estate	31,983	5,057	26,926	38,923	1,323
Education (3)	424	1	423	615	—
Other consumer	4,253	363	3,890	6,832	355

	$160,355	$29,092	$131,263	$189,919	$5,729

(1)	Calculated on a trailing 9 month basis for December 31, 2013 and a trailing 12 month basis for March 31, 2013.
(2)	Includes ratio-based allowance for loan losses of $2.1 million and $5.7 million associated with loans totaling $12.5 million and $35.9 million at December 31, 2013 and March 31, 2013, respectively, for which individual reviews have not been completed but an allowance established based on the ratio of allowance for loan losses to unpaid principal balance for the loans individually reviewed, by class of loan.
(3)	Excludes the guaranteed portion of education loans 90+ days past due with unpaid principal balance of $8,930 and $13,697 and average carrying amounts totaling $13,730 and $21,249 at December 31, 2013 and March 31, 2013, respectively, that are not considered impaired based on a guarantee provided by government agencies.

Schedule of Average Recorded Investment in Impaired Loans and Interest Income Recognized on Impaired Loans

The average recorded investment in impaired loans and interest income recognized on impaired loans follows:

		Interest Income Recognized			Interest Income Recognized
	Average Carrying Amount (1)	Three Months Ended	Six Months Ended	Average Carrying Amount(1)	Three Months Ended	Six Months Ended
		June 30, 2014			June 30, 2013
	(In Thousands)

Residential	$10,142	$65	$174	$26,643	$250	$604
Commercial and industrial	2,942	53	79	1,043	47	(11)
Land and construction	20,590	260	453	26,820	128	71
Multi-family	6,242	2	312	22,297	305	433
Retail/office	6,078	37	102	16,775	13	(305)
Other commercial real estate	9,893	185	391	29,188	321	472
Education	274	—	—	538	—	—
Other consumer	1,856	7	38	3,285	73	83

	$58,017	$609	$1,549	$126,589	$1,137	$1,347

(1)	The average carry amount was calculated on a trailing 12 month basis.

The average recorded investment in impaired loans and interest income recognized on impaired loans follows:

	Nine Months Ended December 31,				Year Ended March 31,
	2013		2012		2013		2012
	Average	Interest	Average	Interest	Average	Interest	Average	Interest
	Carrying	Income	Carrying	Income	Carrying	Income	Carrying	Income
	Amount (1)	Recognized	Amount (1)	Recognized	Amount (1)	Recognized	Amount (1)	Recognized
			(Unaudited)
	(In Thousands)
Residential	$17,172	$465	$33,759	$705	$36,164	$1,059	$50,294	$728
Commercial and industrial	737	83	2,425	211	2,576	153	13,056	321
Land and construction	19,900	343	37,858	905	40,702	848	87,100	1,467
Multi-family	12,131	449	28,094	994	28,744	1,122	47,427	1,191
Retail/office	12,607	338	34,965	1,187	35,363	869	50,994	1,674
Other commercial real estate	12,007	555	39,774	1,172	38,923	1,323	46,703	1,308
Education	338	—	662	—	615	—	789	—
Other consumer	2,842	192	6,210	345	6,832	355	7,697	542

	$77,734	$2,425	$183,747	$5,519	$189,919	$5,729	$304,060	$7,231

(1)	The average carry amount was calculated on a trailing 9 month basis for December 31, 2013 and 2012 and a trailing 12 month basis for March 31, 2013 and 2012.

Impaired Loans

The following is additional information regarding impaired loans:

	June 30, 2014	December 31, 2013
	(In thousands)

Carrying amount of impaired loans	$47,914	$78,471
Average carrying amount of impaired loans	58,017	77,734
Loans and troubled debt restructurings on non-accrual status	42,167	68,497
Troubled debt restructurings—accrual	11,249	33,087
Troubled debt restructurings—non-accrual(1)	21,405	29,346
Troubled debt restructurings valuation allowance	5,500	12,216
Loans past due ninety days or more and still accruing(2)	6,767	8,930

(1)	Troubled debt restructurings—non-accrual are included in the loans and troubled debt restructurings on non-accrual status line item above.
(2)	Representes the guaranteed portion of education loans that were 90+ days past due which continue to accrue interest due to a guarantee provided by government agencies covering approximately 97% of the outstanding balance.

The following is additional information regarding impaired loans:

	December 31,	March 31,
	2013	2013
	(In thousands)
Carrying amount of impaired loans	$78,471	$131,263
Average carrying amount of impaired loans	77,734	189,919
Loans and troubled debt restructurings on non-accrual status	68,497	118,790
Troubled debt restructurings—accrual	33,087	41,565
Troubled debt restructurings—non-accrual (1)	29,346	26,287
Loans past due ninety days or more and still accruing (2)	8,930	13,697

(1)	Troubled debt restructurings—non-accrual are included in the loans and troubled debt restructurings on non-accrual status line item above.
(2)	Represents the guaranteed portion of education loans that were more than 90 days past due which continue to accrue interest due to a guarantee provided by government agencies covering approximately 97% of the outstanding balance.

Aging of Recorded Investment in Past Due Loans, by Class of Loans

The following table presents the aging of the recorded investment in past due loans by class of loans:

	Days Past Due
	30-59	60-89	90 or More	Total
	(In thousands)
June 30, 2014
Residential	$1,691	$328	$3,315	$5,334
Commercial and industrial	220	48	2,755	3,023
Land and construction	170	—	3,917	4,087
Multi-family	2,064	228	2,842	5,134
Retail/office	2,734	1,214	2,169	6,117
Other commercial real estate	262	2,020	1,352	3,634
Education	3,500	2,682	6,976	13,158
Other consumer	616	231	1,230	2,077

	$11,257	$6,751	$24,556	$42,564

December 31, 2013
Residential	$1,287	$564	$8,897	$10,748
Commercial and industrial	1,609	—	1,461	3,070
Land and construction	105	—	11,307	11,412
Multi-family	1,612	—	1,079	2,691
Retail/office	968	83	10,887	11,938
Other commercial real estate	184	506	3,785	4,475
Education	5,210	2,914	9,206	17,330
Other consumer	910	213	2,395	3,518

	$11,885	$4,280	$49,017	$65,182

The following table presents the aging of the recorded investment in past due loans as of December 31, 2013 and March 31, 2013 by class of loans:

	Days Past Due
	30-59	60-89	90 or More	Total
	(In thousands)
December 31, 2013
Residential	$1,287	$564	$8,897	$10,748
Commercial and industrial	1,609	—	1,461	3,070
Land and construction	105	—	11,307	11,412
Multi-family	1,612	—	1,079	2,691
Retail/office	968	83	10,887	11,938
Other commercial real estate	184	506	3,785	4,475
Education	5,210	2,914	9,206	17,330
Other consumer	910	213	2,395	3,518

	$11,885	$4,280	$49,017	$65,182

March 31, 2013
Residential	$2,028	$3,390	$24,645	$30,063
Commercial and industrial	1,004	115	2,212	3,331
Land and construction	841	456	11,777	13,074
Multi-family	2,170	856	17,619	20,645
Retail/office	2,160	653	12,263	15,076
Other commercial real estate	10	55	5,873	5,938
Education	4,414	3,853	14,121	22,388
Other consumer	1,667	731	3,699	6,097

	$14,294	$10,109	$92,209	$116,612

Risk Category of Loans by Class of Loans

The risk category of loans by class of loans, and based on the most recent analysis performed, is as follows:

	Pass	Special Mention	Substandard	Non-Accrual	Total Unpaid Principal Balance
	(In thousands)
June 30, 2014
Commercial and industrial	$11,676	$—	$3,332	$994	$16,002
Commercial real estate:
Land and construction	83,101	70	3,972	18,846	105,989
Multi-family	258,307	—	1,838	6,249	266,394
Retail/office	131,315	1,019	5,679	3,994	142,007
Other	137,557	1,228	13,175	4,286	156,246

	$621,956	$2,317	$27,996	$34,369	$686,638

Percent of total unpaid principal balance	90.6%	0.3%	4.1%	5.0%	100.0%

December 31, 2013
Commercial and industrial	$16,542	$—	$3,540	$1,509	$21,591
Commercial real estate:
Land and construction	57,221	75	10,025	24,729	92,050
Multi-family	255,741	465	22,053	3,658	281,917
Retail/office	130,966	2,967	5,777	14,365	154,075
Other	135,045	20,696	11,770	6,802	174,313

	$595,515	$24,203	$53,165	$51,063	$723,946

Percent of total unpaid principal balance	82.3%	3.3%	7.3%	7.1%	100.0%

As of December 31, 2013 and March 31, 2013, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	Pass	Special Mention	Substandard	Non-Accrual	Total Unpaid Principal Balance
	(In thousands)
December 31, 2013
Commercial and industrial	$16,542	$—	$3,540	$1,509	$21,591
Commercial real estate:
Land and construction	57,221	75	10,025	24,729	92,050
Multi-family	255,741	465	22,053	3,658	281,917
Retail/office	130,966	2,967	5,777	14,365	154,075
Other	135,045	20,696	11,770	6,802	174,313

	$595,515	$24,203	$53,165	$51,063	$723,946

Percent of total unpaid principal balance	82.3%	3.3%	7.3%	7.1%	100.0%

March 31, 2013
Commercial and industrial	$21,141	$878	$5,640	$2,915	$30,574
Commercial real estate:
Land and construction	64,229	787	15,150	31,787	111,953
Multi-family	245,980	3,660	17,155	20,652	287,447
Retail/office	156,919	5,144	19,100	17,523	198,686
Other	107,465	22,894	34,333	8,165	172,857

	$595,734	$33,363	$91,378	$81,042	$801,517

Percent of total unpaid principal balance	74.3%	4.2%	11.4%	10.1%	100.0%

Unpaid Principal Balance of Residential and Consumer Loans Based on Accrual Status

Residential and consumer loans are managed on a pool basis due to their homogeneous nature. Loans that are delinquent 90 days or more are considered non-accrual. The following table presents the unpaid principal balance of residential and consumer loans based on accrual status:

	June 30, 2014			December 31, 2013
	Accrual(1)	Non-Accrual	Total Unpaid Principal Balance	Accrual	Non-Accrual	Total Unpaid Principal Balance
	(In thousands)
Residential	$527,283	$6,047	$533,330	$515,373	$14,404	$529,777
Consumer
Education(2)	118,091	209	118,300	129,244	276	129,520
Other consumer	230,083	1,542	231,625	235,557	2,754	238,311

	$875,457	$7,798	$883,255	$880,174	$17,434	$897,608

(1)	Accrual residential and consumer loans includes substandard rated loans including TDR-accrual.
(2)	Non-accrual education loans represent the portion of these loans 90+ days past due that are not covered by a guarantee provided by government agencies that is limited to approximately 97% of the outstanding balance.

The following table presents the unpaid principal balance of residential and consumer loans based on accrual status as of December 31, 2013 and March 31, 2013:

	December 31, 2013			March 31, 2013
	Accrual	Non-Accrual	Total Unpaid Principal Balance	Accrual	Non-Accrual	Total Unpaid Principal Balance
	(In thousands)
Residential	$515,373	$14,404	$529,777	$514,613	$33,107	$547,720
Consumer:
Education (1)	129,244	276	129,520	166,005	424	166,429
Other consumer	235,557	2,754	238,311	243,313	4,217	247,530

	$880,174	$17,434	$897,608	$923,931	$37,748	$961,679

(1)	Non-accrual education loans represent the portion of these loans 90+ days past due that are not covered by a guarantee provided by government agencies that is limited to approximately 97% of the outstanding balance.

Loans Modified Troubled Debt Restructuring by Class

The following table presents information related to loans modified in a troubled debt restructuring by class:

	Three Months Ended June 30,
	2014			2013
Troubled Debt Restructurings(1)	Number of Modifications	Unpaid Principal Balance (at beginning of period)	Unpaid Principal Balance(2) (at period end)	Number of Modifications	Unpaid Principal Balance (at beginning of period)	Unpaid Principal Balance(2) (at period end)
	(Dollars in thousands)
Residential	5	$775	$546	$—	$—	$—
Commercial and industrial	—	—	—	—	—	—
Land and construction	2	372	357	—	—	—
Multi-family	1	315	273	—	—	—
Retail/office	—	—	—	1	47	47
Other commercial real estate	—	—	—	1	98	98
Education	—	—	—	—	—	—
Other consumer	10	287	280	—	—	—

	18	$1,749	$1,456	2	$145	$145

	Six Months Ended June 30,
	2014			2013
Troubled Debt Restructurings(1)	Number of Modifications	Unpaid Principal Balance (at beginning of period)	Unpaid Principal Balance(2) (at period end)	Number of Modifications	Unpaid Principal Balance (at beginning of period)	Unpaid Principal Balance(2) (at period end)
	(Dollars in thousands)
Residential	10	$1,294	$1,284	$—	$—	$—
Commercial and industrial	1	48	48	—	—	—
Land and construction	2	372	357	1	438	425
Multi-family	3	1,283	1,198	—	—	—
Retail/office	—	—	—	2	264	261
Other commercial real estate	2	251	257	3	681	679
Education	—	—	—	—	—	—
Other consumer	11	353	346	—	—	—

	29	$3,601	$3,490	6	$1,383	$1,365

The following table presents information related to loans modified in a troubled debt restructuring, by class, during the nine months ended December 31, 2013 and the fiscal year ended March 31, 2013:

	Nine Months Ended December 31, 2013			Year Ended March 31, 2013
Troubled Debt Restructurings (1)	Number of Modifications	Unpaid Principal Balance (at beginning of period)	Unpaid Principal Balance (2) (at period end)	Number of Modifications	Unpaid Principal Balance (at beginning of period)	Unpaid Principal Balance (2) (at period end)
	(Dollars in thousands)
Residential	21	$3,761	$3,788	—	$—	$—
Commercial and industrial	19	13,322	12,788	3	238	169
Land and construction	—	—	—	2	705	546
Multi-family	20	25,556	23,531	—	—	—
Retail/office	6	1,673	1,604	3	931	899
Other commercial real estate	8	15,269	15,346	4	950	934
Education	—	—	—	—	—	—
Other consumer	12	401	423	2	37	32

	86	$59,982	$57,480	14	$2,861	$2,580

(1)	Loans modified in a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported in this table.
(2)	The unpaid principal balance is inclusive of all partial paydowns and charge-offs since the modification date.

Unpaid Principal Balance of Loans Modified in TDR by Class and by Type of Modification

The following tables present the unpaid principal balance of loans modified in a troubled debt restructuring by class and by type of modification:

	Three Months Ended June 30, 2014
	Principal and Interest to Interest Only	Interest Rate Reduction		Below Market Rate(4)
Troubled Debt Restructurings(1)(2)		To Below Market Rate	To Interest Only(3)		Other(5)	Total
	(In thousands)
Residential	$176	$163	$—	$—	$207	$546
Commercial and industrial	—	—	—	—	—	—
Land and construction	—	—	—	—	357	357
Multi-family	—	—	—	—	273	273
Retail/office	—	—	—	—	—	—
Other commercial real estate	—	—	—	—	—	—
Education	—	—	—	—	—	—
Other consumer	—	188	—	—	92	280

	$176	$351	$—	$—	$929	$1,456

	Three Months Ended June 30, 2013
	Principal and Interest to Interest Only	Interest Rate Reduction		Below Market Rate(4)
Troubled Debt Restructurings(1)(2)		To Below Market Rate	To Interest Only(3)		Other(5)	Total
	(In thousands)
Residential	$—	$—	$—	$—	$—	$—
Commercial and industrial	—	—	—	—	—	—
Land and construction	—	—	—	—	—	—
Multi-family	—	—	—	—	—	—
Retail/office	—	47	—	—	—	47
Other commercial real estate	—	98	—	—	—	98
Education	—	—	—	—	—	—
Other consumer	—	—	—	—	—	—

	$0	$145	$—	$—	$0	$145

(1)	Loans modified in a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported in this table.
(2)	The unpaid principal balance is inclusive of all partial paydowns and charge-offs since the modification date.
(3)	Includes modifications of loan repayment terms from principal and interest to interest only, along with a reduction in the contractual interest rate.
(4)	Includes loans modified at below market rates for borrowers with similar risk profiles and having comparable loan terms and conditions. Market rates are determined by reference to internal new loan pricing grids that specify credit spreads based on loan risk rating and term to maturity.
(5)	Other modifications primarily include providing for the deferral of interest currently due to the new maturity date of the loan.

The following tables present the unpaid principal balance of loans modified in a troubled debt restructuring during the nine months ended December 31, 2013 and the fiscal year ended March 31, 2013, by class and by type of modification:

	Nine Months Ended December 31, 2013
	Principal and Interest to Interest Only	Interest Rate Reduction		Below Market Rate (4)
Troubled Debt Restructurings (1)(2)		To Below Market Rate	To Interest Only (3)		Other (5)	Total
	(In thousands)
Residential	$—	$1,318	$—	$—	$2,470	$3,788
Commercial and industrial	—	345	—	—	12,443	12,788
Land and construction	—	—	—	—	—	—
Multi-family	—	231	—	—	23,300	23,531
Retail/office	—	45	216	—	1,343	1,604
Other commercial real estate	—	701	—	144	14,501	15,346
Education	—	—	—	—	—	—
Other consumer	—	411	—	—	12	423

	$—	$3,051	$216	$144	$54,069	$57,480

(1)	Loans modified in a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported in this table.
(2)	The unpaid principal balance is inclusive of all partial paydowns and charge-offs since the modification date.
(3)	Includes modifications of loan repayment terms from principal and interest to interest only, along with a reduction in the contractual interest rate.
(4)	Includes loans modified at below market rates for borrowers with similar risk profiles and having comparable loan terms and conditions. Market rates are determined by reference to internal new loan pricing grids that specify credit spreads based on loan risk rating and term to maturity.
(5)	Other modifications primarily include providing for the deferral of interest currently due to the new maturity date of the loan.

	Year Ended March 31, 2013
	Principal and Interest to Interest Only	Interest Rate Reduction		Below Market Rate (4)
Troubled Debt Restructurings (1)(2)		To Below Market Rate	To Interest Only (3)		Other (5)	Total
	(In thousands)
Residential	$—	$—	$—	$—	$—	$—
Commercial and industrial	—	—	—	16	153	169
Land and construction	—	—	—	425	121	546
Multi-family	—	—	—	—	—	—
Retail/office	—	214	160	—	525	899
Other commercial real estate	540	122	—	—	272	934
Education	—	—	—	—	—	—
Other consumer	—	—	—	19	13	32

	$540	$336	$160	$460	$1,084	$2,580

(1)	Loans modified in a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported in this table.
(2)	The unpaid principal balance is inclusive of all partial paydowns and charge-offs since the modification date.
(3)	Includes modifications of loan repayment terms from principal and interest to interest only, along with a reduction in the contractual interest rate.
(4)	Includes loans modified at below market rates for borrowers with similar risk profiles and having comparable loan terms and conditions. Market rates are determined by reference to internal new loan pricing grids that specify credit spreads based on loan risk rating and term to maturity.
(5)	Other modifications primarily include providing for the deferral of interest currently due to the new maturity date of the loan.

Loans Modified Troubled Debt Restructuring Subsequently Defaulted

The following table presents loans modified in a troubled debt restructuring during the twelve months prior to the dates indicated, by portfolio segment, that subsequently defaulted (i.e.: 90 days or more past due following a modification) during the three and six months ended June 30, 2014 and June 30, 2013:

	Three Months Ended June 30,				Six Months Ended June 30,
	2014		2013		2014		2013
Troubled Debt Restructurings (1)	Number of Modified Loans	Unpaid Principal Balance (2) (at period end)	Number of Modified Loans	Unpaid Principal Balance (2) (at period end)	Number of Modified Loans	Unpaid Principal Balance (2) (at period end)	Number of Modified Loans	Unpaid Principal Balance (2) (at period end)
	(Dollars in thousands)				(Dollars in thousands)
Residential	—	$—	—	$—	—	$—	—	$—
Commercial and industrial	—	—	2	34	—	—	2	34
Land and construction	—	—	2	369	—	—	2	369
Multi-family	—	—	—	—	—	—	—	—
Retail/office	—	—	2	261	—	—	2	261
Other commercial real estate	—	—	5	1,029	—	—	5	1,029
Education	—	—	—	—	—	—	—	—
Other consumer	—	—	1	13	—	—	1	13

	—	$—	12	$1,706	—	$—	12	$1,706

(1)	Loans modified in a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported in this table.
(2)	The unpaid principal balance is inclusive of all partial paydowns and charge-offs since the modification date.

The following table presents loans modified in a troubled debt restructuring from April 1, 2013 to December 31, 2013, by class, that subsequently defaulted (i.e.: 90 days or more past due following a modification) during the nine months ended December 31, 2013 compared to loans modified from April 1, 2012 to March 31, 2013 that defaulted during the fiscal year ended March 31, 2013:

	Nine Months Ended December 31,		Year Ended March 31,
	2013		2013
Troubled Debt Restructurings (1)	Number of Modified Loans	Unpaid Principal Balance (2) (at period end)	Number of Modified Loans	Unpaid Principal Balance (2) (at period end)
	(Dollars in thousands)
Residential	—	$—	—	$—
Commercial and industrial	—	—	—	—
Land and construction	—	—	—	—
Multi-family	—	—	—	—
Retail/office	—	—	2	374
Other commercial real estate	—	—	2	581
Education	—	—	—	—
Other consumer	—	—	—	—

	—	$—	4	$955

(1)	Loans modified in a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported in this table.
(2)	The unpaid principal balance is inclusive of all partial paydowns and charge-offs since the modification date.

Reserve for Unfunded Loan Commitments and for Repurchase of Previously Sold Loans

The balances of these reserves for the periods presented is as follows:

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
	(In thousands)
Reserve for unfunded commitment losses beginning balance	$4,844	$1,956	$4,664	$1,531
Provision for unfunded commitments	600	1,734	780	2,159

Ending reserve for unfunded commitment losses	$5,444	$3,690	$5,444	$3,690

Reserve for repurchased loans beginning balance	$2,600	$2,600	$2,600	$570
Provision for repurchased loans	(249)	—	(249)	2,030

Ending reserve for repurchased loans	$2,351	$2,600	$2,351	$2,600

The balances of these reserves for the periods presented is as follows:

	At December 31,		At March 31,
	2013	2012	2013	2012
		(Unaudited)
	(In thousands)
Reserve for unfunded commitment losses beginning balance	$1,956	$564	$564	$873
Provision for unfunded commitments	2,708	967	1,392	(309)

Ending reserve for unfunded commitment losses	$4,664	$1,531	$1,956	$564

Reserve for repurchased loans beginning balance	$2,600	$—	$—	$—
Provision for repurchased loans	—	570	2,600	—

Ending reserve for repurchased loans	$2,600	$570	$2,600	$—